July 2, 2008

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:             Nationwide Variable Account-II of
           Nationwide Life Insurance Company
           SEC File No.  333-147273
           CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Variable Account-II (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we hereby submit the form of the prospectus, which has been modified to include clarifying disclosures.

Please contact the undersigned at (614) 249-3492 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/DARRELL M. PIERRE
Darrell M. Pierre
Assistant General Counsel